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DIRECT DIAL NUMBER                                                E-MAIL ADDRESS
212-455-2812                                                  RFENYES@STBLAW.COM

                                                 August 11, 2005

               Re:  Nalco Holding Company
                    Registration Statement on Form S-1

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Ladies and Gentlemen:

     On behalf of Nalco Holding Company (the "Company"), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities
Act of 1933, as amended, a Post-Effective Amendment to the Company's
Registration Statement on Form S-1 (File No. 333-126642) relating to the
Company's offering of its common stock.

     A total of $9,967.54 has been deposited to the Securities and Exchange
Commission's account, which constitutes the filing fee for the Company's
Registration Statement on Form S-1.

     Should you have any questions regarding this filing, please do not hesitate to contact me (phone: 212-455-2812; fax: 212-455-2502).

                                                    Very truly yours,

                                                    /s/ Richard Fenyes

                                                    Richard Fenyes